Offerings - Offering: 1	Sep. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2056
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 596,532,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,329.05
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-283563) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.